Trade and Other Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	$ 308,687	¥ 2,065,147	¥ 2,700,676
Joint ventures [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	19,700	131,800	63,600
Associates [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	600	4,200	8,600
Other related parties [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	$ 9,400	¥ 62,800	¥ 114,700